Share-based payments - MIP II (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Share-based payments
Expense arising from equity-settled share-based payments transactions	$ 6,048	$ 5,074	$ 4,410
MIP II
Share-based payments
Granted | EquityInstruments	13,536,960
Vesting period	5 years
Extension of vesting period	5 years
Carrying amount of the liability	$ 1,433	1,562
Compensation (benefit) recorded in the consolidated statement of operations	$ 119	$ 4,365	$ 2,984
Exercised during the year (shares) | EquityInstruments	0	0	0